United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2018

Date of Reporting Period: Quarter ended 03/31/2018

Item 1.	Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.3%
	Aerospace/Defense—1.2%
$3,750,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$3,912,937
2,950,000	TransDigm, Inc., 5.50%, 10/15/2020	2,972,125
8,850,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	9,049,125
3,900,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,007,250
1,625,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,645,313
950,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	959,500
	TOTAL	22,546,250
	Automotive—2.0%
4,825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	4,583,750
6,125,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	6,147,969
4,350,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	4,719,750
5,000,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	5,212,500
1,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	1,276,562
1,875,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,830,469
1,000,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,008,750
2,025,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	2,089,294
825,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	803,344
6,350,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	6,135,687
2,416,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	2,548,880
	TOTAL	36,356,955
	Banking—0.6%
7,250,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	7,496,862
2,750,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	2,815,313
	TOTAL	10,312,175
	Building Materials—1.6%
2,331,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	2,374,706
900,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	927,000
2,125,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	2,241,875
3,150,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,244,500
2,275,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	2,229,500
1,800,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	1,900,710
725,000	Jeld-Wen, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 12/15/2025	697,813
1,800,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,860,750
2,100,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	2,100,000
2,500,000	Ply Gem Industries, Inc., 6.50%, 2/1/2022	2,578,813
7,750,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	7,542,222
1,625,000	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,700,156
	TOTAL	29,398,045
	Cable Satellite—9.0%
2,175,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	2,126,063
5,900,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	6,268,750
3,175,000	CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	3,228,610
5,475,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,570,812
4,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,394,375
2,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	2,443,900

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$1,100,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	$1,079,375
5,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	5,513,625
1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,523,040
400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	408,000
4,950,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,962,375
1,925,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,835,969
4,150,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,984,000
5,150,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	5,122,705
2,525,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,534,469
4,675,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,680,844
2,825,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	2,902,687
1,300,000	Charter Communications Holdings II, 5.125%, 2/15/2023	1,311,700
2,300,000	Charter Communications Holdings II, 5.75%, 1/15/2024	2,340,250
2,425,000	DISH DBS Corp., 5.00%, 3/15/2023	2,197,656
6,800,000	DISH DBS Corp., 5.875%, 7/15/2022	6,519,500
5,800,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	5,191,000
975,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	921,375
275,000	Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	255,750
3,375,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	3,556,406
7,575,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	6,154,687
7,075,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	6,438,250
1,975,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	1,849,094
4,000,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	4,450,000
4,550,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,709,250
4,525,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	4,464,139
6,950,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,175,875
3,250,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,233,750
1,850,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	1,831,500
8,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	8,459,000
8,075,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,509,031
7,725,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,464,281
4,275,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	4,360,500
1,250,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,201,563
2,575,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,558,906
6,525,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	6,147,920
2,475,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,351,250
2,625,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	2,454,375
	TOTAL	164,686,607
	Chemicals—2.1%
5,375,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	5,469,062
5,225,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	5,153,156
7,275,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	6,820,312
2,075,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	2,125,215
1,175,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,239,625
875,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	868,438
525,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	513,844
15,175,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	15,459,531
1,425,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	1,478,438
	TOTAL	39,127,621

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—0.6%
$5,575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	$5,393,813
3,000,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	3,082,500
1,600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	1,616,000
575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	600,156
	TOTAL	10,692,469
	Consumer Cyclical Services—0.7%
4,750,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	4,987,500
2,200,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	2,172,500
1,775,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	1,921,438
4,250,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	4,122,500
	TOTAL	13,203,938
	Consumer Products—1.6%
9,075,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	9,075,000
350,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	336,000
8,100,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	8,191,125
5,575,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	5,728,313
4,400,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	4,510,000
1,675,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	1,733,625
	TOTAL	29,574,063
	Diversified Manufacturing—1.5%
4,850,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	4,753,533
5,065,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	5,147,813
2,575,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	2,706,969
3,175,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	3,173,016
10,275,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,480,500
550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	554,812
	TOTAL	26,816,643
	Environmental—0.4%
5,025,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	5,123,339
2,350,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	2,320,625
	TOTAL	7,443,964
	Finance Companies—2.3%
575,000	Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2023	569,434
750,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	739,688
8,025,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	7,904,625
700,000	Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	724,500
850,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	863,812
3,775,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	3,963,750
1,275,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,276,594
1,350,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	1,282,500
1,200,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	1,180,140
12,600,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	12,253,500
10,825,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	10,852,062
1,550,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	1,453,125
	TOTAL	43,063,730
	Food & Beverage—2.7%
7,075,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	4,492,625
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	48,500
4,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	5,035,812

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$3,125,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	$3,157,188
2,775,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,722,969
5,450,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	5,463,625
2,675,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	2,658,281
5,650,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	5,381,625
1,525,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,505,938
2,325,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	2,229,094
9,250,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	9,157,500
6,875,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	7,064,062
	TOTAL	48,917,219
	Gaming—3.9%
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,075,707
5,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	6,140,750
10,375,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	9,972,242
3,150,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	3,213,000
675,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	698,625
3,025,000	MGM Mirage, Inc., 7.75%, 3/15/2022	3,376,656
3,200,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	3,408,000
2,300,000	MGM Resorts International, 6.00%, 3/15/2023	2,420,750
1,400,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,344,000
5,550,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	5,543,062
2,375,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	2,285,938
5,800,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	6,090,000
4,975,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	4,813,312
11,150,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	11,205,750
2,385,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	2,396,925
4,275,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	4,071,938
3,300,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	3,151,500
1,500,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	1,473,750
	TOTAL	72,681,905
	Health Care—11.0%
2,750,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,798,125
6,100,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	6,374,500
8,475,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	8,072,437
3,125,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	3,154,688
2,100,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	2,094,750
5,350,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	5,253,031
2,025,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,893,375
4,250,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	3,936,562
6,500,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	3,794,375
1,950,000	DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,907,344
6,025,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	6,025,000
1,925,000	HCA, Inc., 4.50%, 2/15/2027	1,862,438
3,850,000	HCA, Inc., 4.75%, 5/1/2023	3,902,938
6,025,000	HCA, Inc., 5.00%, 3/15/2024	6,100,312
775,000	HCA, Inc., 5.25%, 6/15/2026	787,013
2,300,000	HCA, Inc., 5.875%, 5/1/2023	2,386,250
1,925,000	HCA, Inc., 5.875%, 2/15/2026	1,963,500
6,675,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	6,839,872

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$10,150,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	$10,200,750
2,350,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,587,938
925,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	894,938
3,450,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	3,444,411
1,325,000	LifePoint Health, Inc., 5.875%, 12/1/2023	1,342,821
1,225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	1,202,031
1,200,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,216,500
700,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	705,250
12,625,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	13,066,875
4,325,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	4,487,187
19,150,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	18,767,000
5,550,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	5,674,930
10,650,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	10,756,500
5,625,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	5,667,187
6,275,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	6,118,125
12,325,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	10,631,545
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,062,886
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	771,125
3,225,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,313,688
2,725,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	2,851,031
1,125,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,110,938
4,625,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	4,463,125
1,200,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	1,269,000
1,450,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,444,563
2,250,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	2,171,250
4,175,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,101,937
2,675,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	2,641,563
6,825,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	7,592,812
3,900,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	3,734,250
	TOTAL	202,438,666
	Independent Energy—6.2%
3,650,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	3,677,375
625,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	640,625
2,025,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	2,068,031
5,025,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	5,452,125
1,900,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	1,919,570
3,962,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	4,072,144
450,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	452,250
791,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	803,854
2,950,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	3,112,250
2,450,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	2,220,312
1,908,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	2,020,095
1,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	1,333,750
3,725,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	3,566,687
2,225,000	Continental Resources, Inc., 4.50%, 4/15/2023	2,255,594
6,375,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	6,327,187
250,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 4.75%, 11/1/2024	248,125
1,100,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	1,121,175
3,100,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	3,131,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$925,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	$922,688
1,850,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	1,850,000
2,475,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	2,360,531
2,200,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	2,125,750
1,225,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,243,375
1,050,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	1,000,125
1,650,000	Laredo Petroleum, 5.625%, 1/15/2022	1,645,875
1,400,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,410,500
975,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	991,322
950,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	965,438
3,300,000	Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	3,357,750
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	999,375
2,500,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	2,459,375
400,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	415,500
1,050,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	1,046,063
1,275,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,278,188
2,875,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	2,882,187
2,250,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	2,176,965
1,400,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	1,326,500
800,000	RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	831,000
2,375,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	2,487,812
2,900,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	2,704,250
1,200,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 8/15/2022	1,167,000
525,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	505,995
2,250,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,143,125
1,025,000	SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	1,025,000
1,700,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	1,691,500
4,475,000	SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	4,508,562
2,675,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	2,574,687
725,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	735,875
4,475,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	4,575,687
875,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	764,531
3,025,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	2,491,844
2,200,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	2,178,000
1,375,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	1,419,688
252,000	WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	270,900
1,050,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	1,181,250
3,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	3,679,375
1,425,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2026	1,437,469
	TOTAL	113,253,206
	Industrial - Other—0.6%
7,075,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	6,862,750
3,775,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	3,765,563
	TOTAL	10,628,313
	Insurance - P&C—2.7%
5,725,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	5,510,313
6,400,000	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	6,336,000
5,250,000	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	5,263,125
12,600,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	13,056,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$5,625,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	$5,835,938
6,325,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	6,309,187
6,575,000		USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	6,591,437
		TOTAL	48,902,750
		Leisure—0.9%
725,000		Boyne USA, Inc., Series 144A, 7.25%, 5/1/2025	747,656
1,550,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,579,063
1,000,000		Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	992,500
1,075,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	1,091,125
2,300,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	2,245,375
8,625,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	8,560,312
2,375,000		Voc Escrow Ltd., Term Loan—1st Lien, Series 144A, 5.00%, 2/15/2028	2,268,125
		TOTAL	17,484,156
		Lodging—0.2%
1,175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	1,183,813
1,900,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	1,900,000
		TOTAL	3,083,813
		Media Entertainment—5.8%
4,300,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	4,154,359
3,250,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	3,219,677
4,025,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	4,120,594
6,350,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	5,044,281
950,000		Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	997,500
2,350,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,397,000
4,500,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	4,601,250
4,100,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	4,448,500
5,150,000		Gannett Co., Inc., 6.375%, 10/15/2023	5,368,617
725,000		Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	742,219
2,250,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	2,182,500
4,675,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	4,558,125
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,401,344
875,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	934,062
3,850,000		Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	3,801,875
4,425,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	4,567,485
2,675,000		Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,627,385
10,725,000		Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	10,743,447
1,900,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	1,878,625
50,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	50,318
3,600,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	3,663,000
4,650,000		Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	4,626,750
975,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	909,188
6,250,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	6,210,937
7,850,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	7,997,187
4,775,000		Urban One, Inc., Series 144A, 7.375%, 4/15/2022	4,751,125
4,675,000		Urban One, Inc., Series 144A, 9.25%, 2/15/2020	4,558,125
625,000		WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	623,438
275,000		WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	276,375
1,450,000		WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	1,460,875
		TOTAL	106,916,163

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—2.3%
$1,575,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	$1,659,656
4,375,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,369,531
6,350,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	6,152,515
7,550,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	7,212,439
1,175,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	1,224,938
2,700,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	2,865,375
825,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	844,594
2,975,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	3,097,719
1,600,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,629,920
850,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	863,813
5,075,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	5,246,027
2,450,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	2,535,750
3,475,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	3,700,875
1,750,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,948,975
	TOTAL	43,352,127
	Midstream—5.6%
525,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	509,250
1,425,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,423,219
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,297,688
7,950,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	7,810,875
4,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	4,151,250
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	570,688
2,125,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	2,101,094
1,525,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	1,519,281
3,800,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	3,990,000
2,875,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	3,191,250
7,350,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	7,267,312
7,650,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	7,917,750
2,725,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	2,493,375
3,200,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,080,000
4,450,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	4,238,625
6,650,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	6,816,250
5,425,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	5,275,812
6,200,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	5,998,500
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,230,375
4,075,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	3,881,437
8,250,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	8,085,000
3,075,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	2,944,312
350,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	338,188
1,400,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	1,354,500
1,775,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	1,719,531
1,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,287,750
2,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	2,657,062
875,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	873,906
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	4,450,000
325,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	334,864
186,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	195,309
1,650,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	1,755,188
625,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	629,688

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$2,100,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	$2,136,750
	TOTAL	103,526,079
	Oil Field Services—1.1%
321,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	325,013
2,675,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	2,792,031
2,025,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	2,009,812
1,625,000	Sesi LLC, 7.125%, 12/15/2021	1,657,500
5,150,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	5,343,125
1,775,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	1,786,094
3,025,000	Weatherford International Ltd., 7.00%, 3/15/2038	2,208,250
3,350,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	2,922,875
1,850,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	1,322,750
	TOTAL	20,367,450
	Packaging—6.3%
5,825,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	6,050,719
2,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	2,994,469
3,150,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	3,173,625
10,375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	11,075,312
9,325,000	Berry Plastics Corp., 5.50%, 5/15/2022	9,581,438
4,900,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	4,942,875
11,950,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	12,218,875
2,775,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	2,691,750
11,750,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	11,654,531
7,800,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,073,000
1,000,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	937,500
4,100,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,130,750
2,250,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	2,379,375
9,036,929	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	9,161,187
3,275,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	3,434,656
1,675,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,871,813
2,800,000	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,891,000
1,000,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,037,500
12,050,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	12,441,625
4,550,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	4,447,625
	TOTAL	115,189,625
	Paper—0.4%
1,400,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,351,000
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	6,088,125
	TOTAL	7,439,125
	Pharmaceuticals—4.2%
1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	1,375,313
2,375,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,398,750
4,975,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	3,781,000
7,350,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	5,310,375
16,050,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	16,270,687
5,600,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	4,312,000
5,775,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	4,511,719
5,275,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	4,246,375
1,750,000	Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	1,710,187

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$2,425,000	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	$2,324,969
2,100,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	2,123,625
875,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 6.50%, 3/15/2022	906,719
2,225,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	2,327,906
2,975,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	2,614,281
12,225,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	10,596,019
1,500,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	1,505,625
2,775,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	2,768,062
8,300,000	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	7,397,375
	TOTAL	76,480,987
	Refining—0.4%
7,775,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	7,969,375
	Restaurants—1.0%
10,900,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	10,433,480
525,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	507,281
925,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	931,938
2,400,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	2,391,000
3,900,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	3,895,125
	TOTAL	18,158,824
	Retailers—1.5%
9,325,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	5,338,562
4,950,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	5,018,063
6,350,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	6,500,812
575,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	330,625
4,825,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	4,885,313
5,100,000	Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	5,068,125
	TOTAL	27,141,500
	Supermarkets—0.5%
5,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	5,061,020
4,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	3,830,313
	TOTAL	8,891,333
	Technology—9.3%
9,475,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	9,510,531
900,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	900,000
5,400,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	5,658,120
5,700,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	5,959,350
925,000	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	948,125
1,125,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	1,154,531
7,725,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	8,253,921
5,825,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	6,145,375
950,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	969,000
18,800,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	18,988,000
1,850,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,949,438
2,325,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	2,330,813
9,275,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	9,182,250
10,425,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	10,568,344
11,300,000	Infor US, Inc., 6.50%, 5/15/2022	11,554,250
6,275,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	6,290,687
7,400,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	7,677,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$3,850,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	$4,041,345
2,075,000	NCR Corp., 6.375%, 12/15/2023	2,158,000
3,350,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,341,625
2,800,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,814,000
1,800,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,838,250
3,567,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,598,746
5,350,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	5,283,125
6,800,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	6,485,500
3,950,000	SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	4,181,075
3,100,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	3,142,625
1,025,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,074,969
1,300,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,372,735
7,400,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	8,269,500
1,300,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	1,313,950
3,950,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	3,940,125
9,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	9,361,687
825,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	800,250
450,000	Verisign, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2027	433,125
	TOTAL	171,490,867
	Transportation Services—0.5%
425,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	407,469
4,025,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	4,095,437
1,125,000	HDTFS, Inc., 6.25%, 10/15/2022	1,060,313
2,450,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	2,483,687
1,100,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	935,000
	TOTAL	8,981,906
	Utility - Electric—2.2%
9,800,000	Calpine Corp., 5.75%, 1/15/2025	8,991,500
500,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	514,575
900,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	871,875
2,025,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,049,908
6,675,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	7,083,844
3,850,000	NRG Energy, Inc., 6.25%, 5/1/2024	3,984,750
6,075,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	6,242,062
2,225,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	2,369,625
950,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	931,000
425,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	409,594
4,650,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	4,429,125
2,675,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	2,885,656
	TOTAL	40,763,514
	Wireless Communications—4.4%
1,900,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	1,769,375
7,875,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	6,762,656
1,125,000	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,101,094
2,075,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,963,469
12,725,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	12,168,281
5,650,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	5,289,812
8,875,000	Sprint Corp., 7.125%, 6/15/2024	8,675,312
8,075,000	Sprint Corp., 7.875%, 9/15/2023	8,266,781

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireless Communications—continued
$6,950,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	$6,854,437
1,925,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	1,884,094
1,350,000	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,420,875
2,100,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,065,875
4,075,000	T-Mobile USA, Inc., 6.625%, 4/1/2023	4,210,005
5,050,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	5,087,875
1,150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,164,375
1,625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,694,063
3,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	3,640,063
3,975,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	4,173,750
1,900,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	2,023,500
	TOTAL	80,215,692
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,803,394,310)	1,787,497,055
	INVESTMENT COMPANY—2.0%
36,795,148	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.78%[3] (IDENTIFIED COST $36,797,286)	36,787,789
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $1,840,191,596)	1,824,284,844
	OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	13,191,440
	TOTAL NET ASSETS—100%	$1,837,476,284
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2017	64,459,132
Purchases/Additions	123,379,696
Sales/Reductions	(151,043,680)
Balance of Shares Held 3/31/2018	36,795,148
Value	$36,787,789
Change in Unrealized Appreciation/Depreciation	$8,512
Net Realized Gain/(Loss)	$(13,003)
Dividend Income	$184,510
1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,787,497,055	$—	$1,787,497,055
Investment Company	36,787,789	—	—	36,787,789
TOTAL SECURITIES	$36,787,789	$1,787,497,055	$—	$1,824,284,844
The following acronym is used throughout this portfolio:
MTN—Medium Term Note
14
Federated Mortgage Core Portfolio
Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—5.4%
	Auto Receivables—4.9%
$12,960,000	AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	$12,969,686
15,500,000	AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,588,109
13,322,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,371,365
7,400,000	Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,432,320
19,940,000	Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,030,160
18,140,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,205,045
14,580,000	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,702,082
	TOTAL	102,298,767
	Other—0.4%
4,599,446	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	4,606,300
4,465,880	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	4,463,352
	TOTAL	9,069,652
	Student Loans—0.1%
1,812,894	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	1,808,522
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $112,840,145)	113,176,941
	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.2%
	Agency Commercial Mortgage-Backed Securities—2.2%
21,668,738	FHLMC REMIC K060 A1, 2.958%, 7/25/2026	21,624,471
24,000,000	FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	23,492,618
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $46,340,407)	45,117,089
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
	Non-Agency Mortgage-Backed Securities—2.7%
1,002,270	Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	966,906
564,900	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	425,335
3,667,312	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	3,646,558
525,953	Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.837%, 8/25/2035	513,307
1,343,049	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,336,922
8,830,658	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	8,173,108
8,853,345	Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	8,185,786
17,302,665	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	16,003,212
3,561,989	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	3,637,355
12,972,183	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	12,899,387
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $58,753,006)	55,787,876
	MORTGAGE-BACKED SECURITIES—84.1%
	Federal Home Loan Mortgage Corporation—31.9%
10,090,839	2.500%, 11/1/2032	9,893,167
3,778,768	3.000%, 4/1/2031	3,786,180
6,641,210	3.000%, 3/1/2032	6,639,710
5,815,596	3.000%, 3/1/2032	5,817,918
5,378,776	3.000%, 6/1/2032	5,376,720
7,561,729	3.000%, 6/1/2032	7,558,840
10,425,099	3.000%, 12/1/2032	10,419,487
1

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,465,335	3.000%, 12/1/2032	$3,466,177
19,184,743	3.000%, 2/1/2033	19,207,388
1,782,922	3.000%, 6/1/2045	1,746,658
41,284,293	3.000%, 12/1/2046	40,341,364
37,946,225	3.000%, 12/1/2046	37,079,537
53,804,066	3.000%, 1/1/2047	52,524,746
24,776,742	3.000%, 2/1/2047	24,187,615
13,129,745	3.000%, 2/1/2047	12,817,554
19,645,673	3.000%, 5/1/2047	19,221,524
1,006,893	3.500%, 6/1/2026	1,028,860
460,351	3.500%, 6/1/2026	470,323
294,842	3.500%, 7/1/2026	301,229
6,900,032	3.500%, 4/1/2042	6,981,996
5,355,496	3.500%, 7/1/2042	5,417,439
11,205,843	3.500%, 8/1/2042	11,323,198
60,777,991	3.500%, 10/1/2046	61,091,611
19,516,629	3.500%, 11/1/2047	19,660,030
86,337,938	3.500%, 11/1/2047	86,702,509
20,725,039	3.500%, 12/1/2047	20,877,318
21,974,744	3.500%, 1/1/2048	22,149,940
8,625,172	3.500%, 2/1/2048	8,693,938
72,137	4.000%, 2/1/2020	74,223
411,427	4.000%, 5/1/2024	424,244
2,531,522	4.000%, 8/1/2025	2,615,624
3,786,192	4.000%, 5/1/2026	3,911,646
257,916	4.000%, 5/1/2026	266,503
1,741,597	4.000%, 9/1/2040	1,804,394
2,421,871	4.000%, 12/1/2040	2,509,196
16,585,576	4.000%, 12/1/2041	17,157,683
2,081,369	4.000%, 1/1/2042	2,153,164
18,688,140	4.000%, 7/1/2045	19,245,171
9,486,148	4.000%, 8/1/2045	9,739,254
17,116,581	4.000%, 10/1/2045	17,573,280
28,781,701	4.000%, 6/1/2047	29,801,485
137,981	4.500%, 6/1/2019	139,236
50,405	4.500%, 3/1/2021	51,507
626,578	4.500%, 9/1/2021	640,990
307,031	4.500%, 7/1/2024	318,985
336,586	4.500%, 8/1/2024	349,710
761,654	4.500%, 9/1/2024	791,608
1,057,682	4.500%, 9/1/2024	1,100,017
426,759	4.500%, 6/1/2025	443,056
1,555,787	4.500%, 11/1/2039	1,644,204
4,380,787	4.500%, 5/1/2040	4,628,384
430,567	4.500%, 6/1/2040	454,902
906,421	4.500%, 7/1/2040	957,651
1,352,473	4.500%, 8/1/2040	1,428,913
2,788,198	4.500%, 8/1/2040	2,945,784
8,055,108	4.500%, 9/1/2040	8,510,375
2

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$823,363	4.500%, 7/1/2041	$869,899
448,448	4.500%, 7/1/2041	479,680
1,893,504	4.500%, 7/1/2041	2,000,523
25,385	5.000%, 7/1/2019	25,666
246,865	5.000%, 7/1/2020	251,519
36,114	5.000%, 10/1/2021	37,315
117,840	5.000%, 11/1/2021	121,920
135,882	5.000%, 12/1/2021	140,675
211,009	5.000%, 6/1/2023	220,024
156,706	5.000%, 7/1/2023	163,571
333,073	5.000%, 7/1/2023	347,811
168,620	5.000%, 7/1/2025	175,736
2,303,491	5.000%, 1/1/2034	2,481,973
709,385	5.000%, 5/1/2034	764,570
2,925	5.000%, 11/1/2035	3,099
981,200	5.000%, 4/1/2036	1,059,083
201,889	5.000%, 4/1/2036	218,012
11,361	5.000%, 4/1/2036	12,257
848	5.000%, 4/1/2036	916
88,312	5.000%, 5/1/2036	95,443
278,855	5.000%, 6/1/2036	300,599
156,124	5.000%, 6/1/2036	168,523
948,792	5.000%, 12/1/2037	1,025,376
140,430	5.000%, 2/1/2038	151,766
167,254	5.000%, 5/1/2038	180,754
74,385	5.000%, 6/1/2038	80,389
157,455	5.000%, 9/1/2038	170,164
462,064	5.000%, 9/1/2038	499,361
137,369	5.000%, 2/1/2039	148,457
54,129	5.000%, 3/1/2039	58,499
156,567	5.000%, 6/1/2039	169,205
4,725,412	5.000%, 10/1/2039	5,106,095
381,822	5.000%, 2/1/2040	412,522
1,990,997	5.000%, 4/1/2040	2,150,460
870,195	5.000%, 8/1/2040	939,891
59,275	5.500%, 3/1/2021	61,234
314,502	5.500%, 4/1/2021	324,616
18,384	5.500%, 1/1/2022	19,126
202,781	5.500%, 1/1/2022	211,111
69,546	5.500%, 1/1/2022	72,356
270,731	5.500%, 2/1/2022	281,862
1,778,906	5.500%, 5/1/2034	1,945,238
44,460	5.500%, 3/1/2036	48,822
151,575	5.500%, 3/1/2036	166,285
118,203	5.500%, 3/1/2036	129,782
139,526	5.500%, 3/1/2036	152,900
330,110	5.500%, 6/1/2036	362,126
128,045	5.500%, 6/1/2036	140,302
137,183	5.500%, 6/1/2036	150,664
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$178,279	5.500%, 6/1/2036	$195,657
440,012	5.500%, 9/1/2037	482,122
111,240	5.500%, 9/1/2037	121,950
177,498	5.500%, 12/1/2037	194,588
33,231	5.500%, 3/1/2038	36,431
573,032	5.500%, 5/1/2038	628,206
734,246	5.500%, 9/1/2038	804,942
220,249	5.500%, 9/1/2039	241,456
426,334	5.500%, 5/1/2040	467,383
13,471	6.000%, 7/1/2029	15,023
52,863	6.000%, 2/1/2032	59,071
74,720	6.000%, 5/1/2036	83,639
109,513	6.000%, 8/1/2037	122,365
459,344	6.000%, 9/1/2037	512,772
23,601	6.500%, 3/1/2022	25,914
12,002	6.500%, 6/1/2029	13,504
18,299	6.500%, 6/1/2029	20,594
6,019	6.500%, 7/1/2029	6,699
353,974	6.500%, 11/1/2036	399,343
866,187	6.500%, 10/1/2037	975,065
4,571	6.500%, 4/1/2038	5,145
3,183	6.500%, 4/1/2038	3,583
599	7.000%, 10/1/2020	622
44,435	7.000%, 4/1/2032	49,115
268,538	7.000%, 4/1/2032	309,921
73,490	7.000%, 9/1/2037	84,457
25,791	7.500%, 8/1/2029	29,734
34,468	7.500%, 10/1/2029	39,568
16,600	7.500%, 11/1/2029	19,018
19,848	7.500%, 4/1/2031	22,286
16,979	7.500%, 5/1/2031	19,589
4,594	8.000%, 3/1/2030	5,364
39,376	8.000%, 1/1/2031	46,381
64,339	8.000%, 2/1/2031	74,971
62,896	8.000%, 3/1/2031	73,920
3,553	8.500%, 9/1/2025	4,032
841	8.500%, 9/1/2025	946
	TOTAL	667,757,718
	Federal National Mortgage Association—46.7%
12,235,753	2.500%, 9/1/2031	12,023,784
17,783,004	2.500%, 1/1/2032	17,452,708
29,405,251	2.500%, 2/1/2032	28,840,708
15,010,782	2.500%, 7/1/2032	14,743,703
4,235,731	3.000%, 2/1/2032	4,236,099
10,394,128	3.000%, 9/1/2032	10,391,781
25,000,000	3.000%, 11/1/2032	24,994,355
11,888,945	3.000%, 12/1/2032	11,886,260
18,220,254	3.000%, 12/1/2032	18,216,140
17,910,447	3.000%, 1/1/2033	17,920,394
4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$7,190,979	3.000%, 8/1/2043	$7,067,187
5,724,718	3.000%, 9/1/2043	5,626,167
17,130,732	3.000%, 8/1/2046	16,752,850
6,255,968	3.000%, 9/1/2046	6,130,678
10,332,522	3.000%, 10/1/2046	10,096,529
6,841,636	3.000%, 11/1/2046	6,694,994
7,692,799	3.000%, 12/1/2046	7,517,096
13,575,909	3.000%, 12/1/2046	13,265,837
81,443,455	3.000%, 1/1/2047	79,532,393
12,545,618	3.000%, 4/1/2047	12,251,236
14,670,728	3.000%, 12/1/2047	14,347,111
446,441	3.500%, 11/1/2025	456,559
737,601	3.500%, 11/1/2025	754,313
722,794	3.500%, 12/1/2025	738,874
262,073	3.500%, 1/1/2026	267,903
837,668	3.500%, 1/1/2026	856,303
3,387,858	3.500%, 12/1/2040	3,420,823
10,756,504	3.500%, 5/1/2042	10,874,615
17,178,579	3.500%, 8/1/2042	17,399,417
9,139,020	3.500%, 9/1/2042	9,233,658
7,524,964	3.500%, 9/1/2042	7,634,634
6,127,602	3.500%, 12/1/2042	6,204,460
49,129,670	3.500%, 4/1/2043	49,845,691
6,499,147	3.500%, 5/1/2043	6,560,356
3,480,436	3.500%, 6/1/2043	3,519,740
5,154,145	3.500%, 7/1/2044	5,215,572
8,986,878	3.500%, 7/1/2044	9,093,983
31,629,762	3.500%, 11/1/2045	31,838,690
13,446,185	3.500%, 6/1/2046	13,513,992
14,226,779	3.500%, 7/1/2046	14,347,428
16,083,764	3.500%, 9/1/2046	16,220,160
16,311,652	3.500%, 11/1/2047	16,409,202
20,376,567	3.500%, 12/1/2047	20,498,427
29,823,691	3.500%, 12/1/2047	30,002,049
657,172	4.000%, 12/1/2025	678,921
698,078	4.000%, 7/1/2026	721,290
3,655,197	4.000%, 2/1/2041	3,786,277
2,395,490	4.000%, 12/1/2041	2,481,396
9,834,709	4.000%, 12/1/2041	10,187,395
9,791,158	4.000%, 2/1/2042	10,197,358
3,915,783	4.000%, 3/1/2042	4,056,820
7,564,465	4.000%, 4/1/2042	7,833,374
10,816,980	4.000%, 7/1/2042	11,206,582
13,394,887	4.000%, 5/1/2043	13,881,526
10,976,121	4.000%, 1/1/2044	11,361,166
16,336,624	4.000%, 5/1/2044	16,919,927
12,559,670	4.000%, 5/1/2044	13,008,115
5,105,266	4.000%, 9/1/2045	5,256,441
12,548,904	4.000%, 10/1/2045	12,975,396
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$3,060,818	4.000%, 3/1/2046	$3,152,410
9,033,412	4.000%, 5/1/2046	9,283,966
5,068,324	4.000%, 7/1/2046	5,239,787
16,035,877	4.000%, 8/1/2047	16,461,862
19,279,273	4.000%, 9/1/2047	19,874,258
19,893,691	4.000%, 12/1/2047	20,569,806
121,546	4.500%, 12/1/2019	122,665
273,283	4.500%, 2/1/2039	289,187
1,523,062	4.500%, 5/1/2040	1,609,323
5,174,422	4.500%, 10/1/2040	5,467,481
496,049	4.500%, 11/1/2040	524,143
7,436,180	4.500%, 3/1/2041	7,857,337
5,588,561	4.500%, 4/1/2041	5,905,076
2,952,771	4.500%, 6/1/2041	3,120,005
6,079,267	4.500%, 9/1/2041	6,423,573
1,459,462	4.500%, 12/1/2041	1,544,401
2,950,222	4.500%, 12/1/2041	3,121,921
3,776,035	4.500%, 1/1/2042	3,989,895
8,887,114	4.500%, 6/1/2044	9,368,229
19,993,385	4.500%, 9/1/2047	20,977,346
29,296,672	4.500%, 11/1/2047	30,745,926
29,713,952	4.500%, 2/1/2048	31,184,430
956,453	5.000%, 5/1/2023	998,216
169,888	5.000%, 8/1/2023	177,207
682,252	5.000%, 11/1/2023	713,483
3,064,763	5.000%, 2/1/2036	3,308,119
1,820,614	5.000%, 1/1/2040	1,964,875
1,807,601	5.000%, 7/1/2040	1,952,516
777,499	5.000%, 7/1/2041	839,589
1,766,673	5.000%, 10/1/2041	1,907,756
77,245	5.500%, 1/1/2032	84,446
39,128	5.500%, 1/1/2032	42,787
660,127	5.500%, 9/1/2034	722,654
1,901,475	5.500%, 12/1/2034	2,082,917
69,749	5.500%, 4/1/2035	76,235
421,172	5.500%, 8/1/2035	463,329
711,290	5.500%, 11/1/2035	777,970
469,793	5.500%, 1/1/2036	514,055
165,294	5.500%, 3/1/2036	180,852
1,048,276	5.500%, 4/1/2036	1,146,961
704,528	5.500%, 4/1/2036	771,788
466,730	5.500%, 5/1/2036	510,757
226,594	5.500%, 9/1/2036	247,991
711,193	5.500%, 8/1/2037	778,457
251,253	5.500%, 7/1/2038	275,356
1,031,045	5.500%, 4/1/2041	1,129,955
19,146	6.000%, 1/1/2029	21,044
3,106	6.000%, 1/1/2029	3,268
24,491	6.000%, 2/1/2029	26,933
6

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$9,239	6.000%, 2/1/2029	$10,172
5,417	6.000%, 4/1/2029	6,002
27,922	6.000%, 5/1/2029	30,887
14,825	6.000%, 5/1/2029	16,320
910,309	6.000%, 7/1/2034	1,017,162
510,206	6.000%, 11/1/2034	569,569
83,292	6.000%, 7/1/2036	93,196
227,013	6.000%, 7/1/2036	254,227
306,431	6.000%, 10/1/2037	342,108
271,841	6.000%, 6/1/2038	303,263
1,330,463	6.000%, 7/1/2038	1,481,564
84,754	6.000%, 9/1/2038	94,667
75,611	6.000%, 10/1/2038	84,180
537,380	6.000%, 2/1/2039	597,003
2,441	6.500%, 4/1/2019	2,473
41,165	6.500%, 9/1/2028	45,415
6,336	6.500%, 8/1/2029	7,076
6,782	6.500%, 6/1/2031	7,603
25,261	6.500%, 6/1/2031	28,474
5,734	6.500%, 6/1/2031	6,427
6,316	6.500%, 6/1/2031	7,089
36,720	6.500%, 12/1/2031	41,458
33,770	6.500%, 12/1/2031	38,140
12,215	6.500%, 1/1/2032	13,798
63,283	6.500%, 3/1/2032	71,457
250,091	6.500%, 4/1/2032	281,166
94,200	6.500%, 5/1/2032	106,373
59,157	6.500%, 11/1/2035	66,278
408,591	6.500%, 7/1/2036	464,114
15,011	6.500%, 8/1/2036	16,932
22,104	6.500%, 9/1/2036	24,962
145,518	6.500%, 12/1/2036	163,718
122,381	6.500%, 9/1/2037	137,762
6,697	6.500%, 12/1/2037	7,540
144,150	6.500%, 10/1/2038	162,251
1,659	7.000%, 7/1/2023	1,791
35,181	7.000%, 2/1/2024	37,847
1,443	7.000%, 5/1/2024	1,576
2,813	7.000%, 7/1/2024	3,091
1,524	7.000%, 7/1/2025	1,690
21,681	7.000%, 9/1/2031	24,886
6,652	7.000%, 9/1/2031	7,698
141,370	7.000%, 11/1/2031	163,755
12,805	7.000%, 12/1/2031	14,616
260,983	7.000%, 1/1/2032	301,208
31,547	7.000%, 2/1/2032	36,487
56,043	7.000%, 3/1/2032	64,729
299,239	7.000%, 3/1/2032	340,557
132,378	7.000%, 4/1/2032	153,618
7

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$40,287	7.000%, 4/1/2032	$46,238
6,178	7.000%, 4/1/2032	7,167
31,559	7.000%, 6/1/2032	36,426
431,427	7.000%, 6/1/2037	495,155
1,102	7.500%, 1/1/2030	1,269
15,844	7.500%, 9/1/2030	18,252
19,289	7.500%, 5/1/2031	22,363
6,395	7.500%, 6/1/2031	7,363
61,707	7.500%, 8/1/2031	71,482
51,062	7.500%, 1/1/2032	58,393
5,433	7.500%, 6/1/2033	6,223
464	8.000%, 7/1/2023	502
5,832	8.000%, 10/1/2026	6,686
3,317	8.000%, 11/1/2029	3,878
2	9.000%, 11/1/2021	2
772	9.000%, 6/1/2025	879
	TOTAL	976,536,039
	Government National Mortgage Association—5.5%
6,634,314	3.500%, 12/15/2040	6,716,894
2,268,590	3.500%, 8/15/2043	2,297,537
1,886,726	3.500%, 8/15/2043	1,910,800
26,539,235	3.500%, 5/20/2046	26,877,873
2,356,185	4.000%, 9/15/2040	2,444,363
5,437,142	4.000%, 10/15/2040	5,640,621
2,519,561	4.000%, 1/15/2041	2,613,853
3,609,698	4.000%, 10/15/2041	3,746,272
7,019,056	4.000%, 12/20/2046	7,220,465
10,949,817	4.000%, 5/20/2047	11,281,127
14,937,424	4.000%, 8/20/2047	15,366,047
615,144	4.500%, 1/15/2039	650,217
482,349	4.500%, 6/15/2039	509,366
1,943,608	4.500%, 10/15/2039	2,052,472
618,921	4.500%, 1/15/2040	653,587
363,533	4.500%, 6/15/2040	383,894
712,233	4.500%, 9/15/2040	756,133
647,362	4.500%, 2/15/2041	683,419
1,741,705	4.500%, 3/15/2041	1,839,260
184,736	4.500%, 5/15/2041	195,334
6,117,239	4.500%, 6/20/2041	6,455,013
921,927	4.500%, 9/15/2041	974,814
1,379,052	4.500%, 9/20/2041	1,456,923
980,126	4.500%, 10/15/2043	1,037,270
463,593	4.500%, 11/15/2043	490,622
781,963	5.000%, 1/15/2039	843,614
757,087	5.000%, 5/15/2039	816,777
1,131,398	5.000%, 8/20/2039	1,225,991
2,428,059	5.000%, 6/15/2040	2,631,063
1,609,085	5.000%, 7/15/2040	1,743,617
318,508	5.500%, 12/15/2038	352,612
8

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$240,038	5.500%, 12/20/2038	$262,278
449,168	5.500%, 1/15/2039	490,187
505,975	5.500%, 2/15/2039	552,182
10,494	6.000%, 10/15/2028	11,562
13,736	6.000%, 3/15/2029	15,118
12,693	6.000%, 6/15/2029	14,058
192,799	6.000%, 2/15/2036	217,335
209,969	6.000%, 4/15/2036	236,964
263,329	6.000%, 6/15/2037	296,262
21,953	6.500%, 10/15/2028	24,769
8,842	6.500%, 10/15/2028	9,736
11,653	6.500%, 11/15/2028	13,033
21,854	6.500%, 12/15/2028	24,412
8,130	6.500%, 2/15/2029	9,152
16,507	6.500%, 3/15/2029	18,583
31,469	6.500%, 9/15/2031	35,971
68,289	6.500%, 2/15/2032	77,880
21,864	7.000%, 11/15/2027	24,758
17,021	7.000%, 12/15/2027	19,384
15,834	7.000%, 6/15/2028	17,586
25,587	7.000%, 11/15/2028	28,888
9,991	7.000%, 1/15/2029	11,438
9,113	7.000%, 5/15/2029	10,456
4,812	7.000%, 10/15/2029	5,515
26,427	7.000%, 5/15/2030	30,337
17,570	7.000%, 11/15/2030	20,202
21,599	7.000%, 12/15/2030	24,623
33,960	7.000%, 6/15/2031	38,581
17,210	7.000%, 8/15/2031	19,778
83,339	7.000%, 10/15/2031	96,334
12,477	7.000%, 12/15/2031	14,470
839	7.500%, 7/15/2029	860
21,386	7.500%, 8/15/2029	24,643
50,370	7.500%, 10/15/2029	58,361
60,253	7.500%, 6/15/2030	69,998
9,620	7.500%, 10/15/2030	11,148
8,052	7.500%, 1/15/2031	9,393
11,257	8.000%, 1/15/2022	12,082
4,432	8.000%, 6/15/2022	4,798
175	8.000%, 7/15/2025	183
4,579	8.000%, 8/15/2029	5,406
2,982	8.000%, 10/15/2029	3,534
10,695	8.000%, 11/15/2029	12,685
11,334	8.000%, 1/15/2030	13,305
8,218	8.000%, 10/15/2030	9,701
86,365	8.000%, 11/15/2030	103,068
4,658	8.500%, 5/15/2029	5,514
9

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$628	9.500%, 10/15/2020	$669
	TOTAL	114,885,030
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,762,335,217)	1,759,178,787
	U.S. TREASURY—0.9%
	U.S. Treasury Notes—0.9%
20,000,000	2.250%, 8/15/2027 (IDENTIFIED COST $19,065,056)	19,183,964
	INVESTMENT COMPANY—7.1%
149,471,080	Federated Government Obligations Fund, Premier Shares, 1.57%[1] (IDENTIFIED COST $149,471,080)	149,471,080
	TOTAL INVESTMENT IN SECURITIES—102.4% (IDENTIFIED COST $2,148,804,911)	2,141,915,737
	OTHER ASSETS AND LIABILITIES - NET—(2.4)%[2]	(49,317,550)
	TOTAL NET ASSETS—100%	$2,092,598,187
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2017	80,524,558
Purchases/Additions	573,437,503
Sales/Reductions	(504,490,981)
Balance of Shares Held 3/31/2018	149,471,080
Value	$149,471,080
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$639,160
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
10

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$113,176,941	$—	$113,176,941
Commercial Mortgage-Backed Securities	—	45,117,089	—	45,117,089
Collateralized Mortgage Obligations	—	55,787,876	—	55,787,876
Mortgage-Backed Securities	—	1,773,822,537	—	1,773,822,537
U.S. Treasury	—	19,183,964	—	19,183,964
Investment Company	149,471,080	—	—	149,471,080
TOTAL SECURITIES	$149,471,080	$2,007,088,407	$—	$2,156,559,487
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
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Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2018